Notes Payable, net - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands					3 Months Ended		12 Months Ended
	Mar. 31, 2018	Nov. 01, 2017	Apr. 13, 2017	Apr. 06, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt issuance costs							$ 231,000
Long-term debt, gross	$ 13,513,000				$ 13,513,000		11,947,000	$ 0
Payments on revolving credit facilities					4,815,000	$ 0	924,000	0	$ 0
OpenKey [Member] | Preferred Stock [Member]
Debt Instrument [Line Items]
Term of warrant			10 years
Number of warrants (in shares)			28
Exercise price (in dollars per share)			$ 1.61
Fair value of warrants			$ 28,000
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Derivative, notional amount	$ 5,000,000				$ 5,000,000		$ 5,000,000
Strike rate	4.00%				4.00%		4.00%
Medium-term Notes | J&S Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt		$ 10,000,000
Debt issuance costs	$ 218,000				$ 218,000		$ 226,000
Long-term debt, gross		1,000,000
Medium-term Notes | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt		2,000,000.0
Long-term debt, gross		0						0
Medium-term Notes | Equipment Note due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt		3,000,000.0
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Face amount of debt				$ 375,000
Interest rate	5.00%			5.00%	5.00%		5.00%
Long-term debt, gross								0
Revolving Credit Facility [Member] | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		3,000,000
Long-term debt, gross	$ 5,200,000	1,700,000			$ 5,200,000
Payments on revolving credit facilities	4,800,000	924,000
Remaining borrowing capacity	$ 1,800,000	$ 2,200,000			$ 1,800,000		$ 2,200,000
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 100,000
Long-term debt, gross								$ 0
Line of Credit | OpenKey [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,500,000
Long-term debt, gross							$ 0
Prime Rate [Member]
Debt Instrument [Line Items]
Reference rate	4.75%				4.75%		4.50%
Prime Rate [Member] | Medium-term Notes | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							2.75%
Prime Rate [Member] | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%			1.00%
Prime Rate [Member] | Line of Credit | OpenKey [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
One-Month LIBOR [Member]
Debt Instrument [Line Items]
Reference rate	1.88%				1.88%		1.56%
One-Month LIBOR [Member] | Medium-term Notes | J&S Term Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%
One-Month LIBOR [Member] | Medium-term Notes | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%
One-Month LIBOR [Member] | Medium-term Notes | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.25%